CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	The partnership	Foreign currency translation	Revaluation surplus	Other	Participating non-controlling interests – in a holding subsidiary held by the partnership	Participating non-controlling interests – in operating subsidiaries
Beginning balance at Dec. 31, 2021	$ 14,225	$ 3,667	$ (4,834)	$ (1,568)	$ 10,125	$ (56)	$ 261	$ 10,297
Net (loss) income	1,850	1,503	1,503				11	336
Other comprehensive income (loss)	1,526	728		(37)	676	89	16	782
Capital contributions	569							569
Disposal	(56)		27		(27)		(2)	(54)
Dividends declared	(1,364)	(78)	(78)				(18)	(1,268)
Other	74	53	196	23	(159)	(7)	3	18
Change in year	2,599	2,206	1,648	(14)	490	82	10	383
Ending balance at Dec. 31, 2022	16,824	5,873	(3,186)	(1,582)	10,615	26	271	10,680
Net (loss) income	308	(181)	(181)				8	481
Other comprehensive income (loss)	854	13		327	(361)	47	14	827
Capital contributions	589							589
Acquisition through business combinations	(343)							(343)
Return of capital	(140)							(140)
Disposal	(418)		34		(34)			(418)
Dividends declared	(1,373)						(20)	(1,353)
Other	142	82	(144)		217	9	(1)	61
Change in year	305	(86)	(291)	327	(178)	56	1	390
Ending balance at Dec. 31, 2023	17,129	5,787	(3,477)	(1,255)	10,437	82	272	11,070
Net (loss) income	433	236	236				4	193
Other comprehensive income (loss)	704	(21)		(390)	436	(67)	14	711
Capital contributions	268							268
Return of capital	(133)							(133)
Disposal	(1,254)	15	91		(91)	15		(1,269)
Dividends declared	(410)						(31)	(379)
Arrangement	(4,572)	(4,572)	(4,572)
Other	(57)	(104)	(103)	(8)	8	(1)		47
Change in year	(5,021)	(4,446)	(4,348)	(398)	353	(53)	(13)	(562)
Ending balance at Dec. 31, 2024	$ 12,108	$ 1,341	$ (7,825)	$ (1,653)	$ 10,790	$ 29	$ 259	$ 10,508